10. Loss Per Share: Schedule of Earnings Per Share, Basic and Diluted (Tables)	9 Months Ended
Mar. 31, 2014
Tables/Schedules
Schedule of Earnings Per Share, Basic and Diluted

	Three months ended March 31,		Nine months ended March 31,
	2014	2013	2014	2013

Net loss – basic	$(83,631)	$(36,113)	$(144,406)	$(145,127)
Interest expense for conversion of promissory note	-	-	-	2,700
Net loss diluted	(86,631)	(36,113)	(144,406)	(147,827)
Weighted average shares – basic	64,326,051	64,470,950	64,430,687	63,953,607
Incremental shares outstanding
Assuming the conversion of dilutive
Convertible promissory notes
Weighted average shares – diluted	64,326,051	64,470,950	64,430,687	63,953,607
Loss per share
Basic	$(0.001)	$(0.001)	$(0.002)	$(0.002)
Diluted	$(0.001)	$(0.001)	$(0.002)	$(0.002)

Convertible promissory notes (and related expenses) were not included in the computation of diluted loss per common share for the three- and nine-month periods ended March 31, 2014, since their inclusion would have resulted in an anti-dilutive effect.

Anti-dilutive securities not included in the net loss per share calculation.